Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Spirit of America High Yield Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND (the “High Yield Fund”) SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield Fund seeks high current income that is exempt from federal income tax, including alternative minimum tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the High Yield Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in “Additional Information About How to Purchase Shares” on page 27 of the High Yield Fund’s prospectus and “How to Purchase Shares” on page 22 of the High Yield Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The High Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the High Yield Fund’s performance. During the most recent fiscal year, the High Yield Fund’s portfolio turnover rate was 12.92% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.92%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the High Yield Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, High Yield Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the High Yield Fund would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the same amount of expenses if you did not redeem your shares.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The High Yield Fund seeks to achieve its investment objectives by investing, under usual circumstances, at least 80% of its assets in municipal bonds that are exempt from federal income tax, including the alternative minimum tax (“AMT”). Typically, municipal bonds are issued by or on behalf of states and local governments and their agencies, authorities and/or other instrumentalities. The portfolio manager seeks out municipal bonds with the potential to offer high current income, generally focusing on municipal bonds that can provide consistently attractive current yields. Although the High Yield Fund tends to maintain a long-weighted average maturity, there are no maturity restrictions on the High Yield Fund or on individual securities.

The High Yield Fund intends to invest a substantial portion of its assets in high yield municipal bonds and “private activity” bonds that, at the time of purchase, are rated below investment grade by Standard and Poor’s, Moody’s or Fitch, or if unrated, determined by the Fund to be of comparable quality (i.e., “junk bonds”). The High Yield Fund may also invest, without limitation, in higher rated municipal bonds. The High Yield Fund may invest a portion of its total assets in “private activity” bonds whose interest is a tax-preference item for purposes of the AMT. For High Yield Fund investors subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations and, as such, a portion of the High Yield Fund’s distribution may be subject to federal income tax.

The High Yield Fund may also invest a portion of its total assets in municipal bonds that finance projects such as those relating to utilities, transportation, health care, housing and education, and a portion of its total assets in industrial development bonds.

The High Yield Fund may invest in other debt obligations, including two types of municipal bonds known as tobacco settlement revenue bonds and tobacco bonds subject to a state’s appropriation pledge (“Tobacco Bonds”).

The High Yield Fund may invest in municipal lease agreements and certificates of participation. Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities. Certificates of participation represent a proportionate interest in payments made under municipal lease obligations.

The High Yield Fund may also invest insured municipal bonds, zero coupon bond and zero coupon convertible bonds, and exchange traded funds (“ETFs”).

		The High Yield Fund may invest in other types of fixed income instruments including securities issues by entities, such as trusts, whose underlying assets are municipal bonds. The High Yield Fund may also invest in private placements.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The High Yield Fund seeks to achieve its investment objectives by investing, under usual circumstances, at least 80% of its assets in municipal bonds that are exempt from federal income tax, including the alternative minimum tax (“AMT”).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the High Yield Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the High Yield Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the High Yield Fund’s share price will fluctuate within a wide range. There is no assurance that the High Yield Fund will achieve its investment objective. The High Yield Fund’s performance could be adversely affected by the following principal risks:
  Interest Rate Risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the High Yield Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate fluctuations than are the prices of short-term bonds.
  Credit Risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be moderate to high for the High Yield Fund because it seeks to invest a portion of the Fund’s assets in low-quality bonds.
  Credit Risks of Lower-Grade Securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality (i.e., “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the High Yield Fund’s ability to sell these securities (see “Liquidity Risk,” described under “Additional Information about the Investment Objectives, Principal Investment Strategies and Related Risks of the High Yield Fund” below) at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the High Yield Fund may lose its entire investment in those securities.
  Call Risk, which is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon rate bonds before their maturity dates. The High Yield Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the High Yield Fund’s income. Call risk is typically higher for long-term bonds.
  Tobacco Bond Risk, which is the possibility that payments of principal and interest, which are not generally backed by the full faith, credit or taxing power of the state or local government, may, with respect to “Tobacco Settlement Revenue Bonds,” be affected by fluctuations in the future revenue flow from tobacco companies used to secure these payments or, in the case of “Subject to Appropriation Tobacco Bonds,” by a state’s inability or failure to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due.
		Suitability: An investment in the High Yield Fund may be suitable for intermediate to long-term investors who seek high current income exempt from federal income tax. Investors should be willing to accept the risks and potential volatility of such investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the High Yield Fund could lose money over short or long periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the risks of investing in the High Yield Fund by showing the High Yield Fund’s performance compared to that of a broad measure of market performance. The High Yield Fund’s past performance (before and after taxes) does not necessarily indicate how the High Yield Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in annual total returns from inception for the High Yield Fund’s Class A shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The High Yield Fund’s past performance (before and after taxes) does not necessarily indicate how the High Yield Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the changes in annual total returns from inception for the High Yield Fund’s Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 15.25% in the quarter ended September 30, 2009 Worst Quarter (6.31)% in the quarter ended December 31, 2010
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the High Yield Fund’s average annual return compares with that of its benchmark, the Barclays Capital Municipal Bond Index.
Spirit of America High Yield Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A CDSC of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.
1 year	rr_ExpenseExampleYear01	662
3 years	rr_ExpenseExampleYear03	799
5 years	rr_ExpenseExampleYear05	1,055
10 years	rr_ExpenseExampleYear10	1,785
1 year	rr_ExpenseExampleNoRedemptionYear01	662
3 years	rr_ExpenseExampleNoRedemptionYear03	799
5 years	rr_ExpenseExampleNoRedemptionYear05	1,055
10 years	rr_ExpenseExampleNoRedemptionYear10	1,785
2009	rr_AnnualReturn2009	30.78%
2010	rr_AnnualReturn2010	2.44%
2011	rr_AnnualReturn2011	12.41%
2012	rr_AnnualReturn2012	8.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.31%)
1 Year	rr_AverageAnnualReturnYear01	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Spirit of America High Yield Tax Free Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.66%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008	[3],[4]
Spirit of America High Yield Tax Free Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.79%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008	[3],[4]
Spirit of America High Yield Tax Free Bond Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008

[1]	A CDSC of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.
[2]	The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses of High Yield Fund Class A shares will not exceed 0.90% of the average daily net assets of each Class. The Adviser has agreed to waive advisory fees and/or reimburse expenses for the High Yield Fund until April 30, 2014. The waiver does not include 12b-1 fees, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the High Yield Fund within the following three years, provided the High Yield Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement can be terminated at any time, by the Board of Directors, on behalf of the High Yield Fund, upon sixty days written notice to the Adviser.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[4]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.